Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 20,825	$ 18,881	$ 17,510
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	11,502	10,066	9,195
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	6,318	5,957	5,414
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,632	2,530	2,604
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 373	$ 327	$ 297